UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	February 12, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $1,197,658 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
 ABOVENET INC			COM		 00374N107     4465    68756 SH	          SOLE		    68756        0        0
 ALCOA INC			COM		 013817101    12090   750000 SH		  SOLE		   750000        0        0
 AMERICAN ITALIAN PASTA CO	COM	         027070101    13916   400000 SH		  SOLE		   400000	 0	  0
 BANK OF AMERICA CORPORATION	COM		 060505104    37650  2500000 SH		  SOLE		  2500000	 0	  0
 BANK OF AMERICA CORPORATION	UNIT		 060505419      746    50000 SH		  SOLE		    50000	 0	  0
 CONTINENTAL AIRLS INC		COM		 210795308     8960   500000 SH		  SOLE		   500000	 0	  0
 CF INDS HLDGS INC		COM		 125269100    12110   133400 SH           SOLE		   133400	 0	  0
 COMCAST CORP NEW		COM	         20030N101    45303  2687000 SH       	  SOLE            2687000        0        0
 CELERA CORP			COM	         15100E106    23115  3350000 SH       	  SOLE            3350000        0        0
 CEPHALON INC			CALL	         156708909    31210   500000 SH  CALL	  SOLE		   500000	 0	  0
 ENERGIZER HLDGS INC		COM	         29266R108    22980   375000 SH       	  SOLE             375000        0        0
 ENERGY XXI (BERMUDA) LTD	COM	         100821088    13860  6000000 SH       	  SOLE            6000000        0        0
 FREEPORT-MCMORAN COPPER & GO   COM	         35671D857    32116   400000 SH           SOLE             400000        0        0
 ISHARES TR INDEX	        PUT	         464287959    46830   750000 SH	 PUT	  SOLE		   750000	 0	  0
 ISHARES TR INDEX		PUT	         464287959    206379  330000 SH  PUT	  SOLE		   330000	 0	  0
 LEAR CORP			COM		 521865204    32642   482584 SH	 	  SOLE		   482584	 0	  0
 LIONS GATE ENTMNT CORP		COM		 535919203    11620  2000000 SH		  SOLE		  2000000	 0	  0
 LOUISIANA PAC CORP	 	COM		 546347105    11517  1650000 SH		  SOLE		  1650000	 0	  0
 MACQUARIE GLBL INFRA TOTL RE	COM 		 55608B105    36840  3000000 SH	 	  SOLE		  3000000	 0	  0
 MERCK & CO INC NEW		COM		 58933Y105    31059   850000 SH		  SOLE		   850000	 0	  0
 PACTIV CORP			COM		 695257105    43452  1800000 SH		  SOLE		  1800000	 0	  0
 PHARMERICA CORP		COM		 71714F104    15880  1000000 SH       	  SOLE 	          1000000        0        0
 PLAINS EXPL & PRODTN CO	COM		 726505100    27660  1000000 SH		  SOLE		  1000000	 0	  0
 TERRA INDS INC			COM		 880915103    22533   700000 SH		  SOLE		   700000	 0	  0
 TEVA PHARMACEUTICAL INDS LTD	CALL		 88162G903    56180  1000000 SH		  SOLE		  1000000	 0	  0
 SPDR TR			PUT	         78462F953   217308  1950000 SH  PUT	  SOLE		  1950000	 0	  0
 SPDR TR			PUT		 78462F953    72436   650000 SH	 PUT	  SOLE		   650000	 0	  0
 UAL CORP			COM		 902549807    23238  1800000 SH		  SOLE		  1800000	 0	  0
 UAL CORP			CALL 		 902549907    13168  1020000 SH  CALL     SOLE		  1020000	 0	  0
 UAL CORP		        PUT		 902549957    25820  2000000 SH  PUT	  SOLE		   200000	 0	  0
 U S AIRWAYS GROUP INC		PUT		 90341W958      968   200000 SH  PUT	  SOLE		   200000	 0	  0
 U S AIRWAYS GROUP INC		PUT		 90341W958    22457  4639900 SH  PUT	  SOLE		  4639900	 0	  0
 XEROX CORP			COM		 984121103    21150  2500000 SH  	  SOLE		  2500000	 0	  0

